Geographic Information (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 item segment	Dec. 31, 2011 item	Dec. 31, 2010 item
Geographic Information [Abstract]
Number of reportable segments	1
Number of major customers	0	0	0